EQUITY	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 9             EQUITY

Common Stock

We are authorized to issue up to 100,000,000 shares of common stock, par value $0.00001 per share. All outstanding shares of our common stock are of the same class and have equal rights and attributes. The holders of our common stock are entitled to one vote per share on all matters submitted to a vote of the stockholders of our company. Our common stock does not have cumulative voting rights. Persons who hold a majority of the outstanding shares of our common stock entitled to vote on the election of directors can elect all of the directors who are eligible for election. Holders of our common stock are entitled to share equally in dividends, if any, as may be declared from time to time by our Board of Directors. In the event of liquidation, dissolution, or winding up of our company, subject to the preferential liquidation rights of any series of preferred stock that we may from time to time designate, the holders of our common stock are entitled to share ratably in all of our assets remaining after payment of all liabilities and preferential liquidation rights. Holders of our common stock have no conversion, exchange, sinking fund, redemption, or appraisal rights (other than such as may be determined by the Board of Directors in its sole discretion) and have no preemptive rights to subscribe for any of our securities.

In 2013, we completed a private offering with a group of accredited investors pursuant to which we issued an aggregate of 5,093,799 shares of our common stock at $1.00 per share at an aggregate amount of $5,093,799 and 657,273 at $1.10 per share for an aggregate amount of $723,000 (the “2013 Private Placement”). The mix of investors includes 51 individuals, 12 trusts, and 24 corporations. In connection with the 2013 Private Placement, we also issued warrants to purchase a total of 521,350 shares of our common stock to Source Capital, Inc., our placement agent as compensation for its services (the “2013 Placement Warrants”). The 2013 Placement Warrants are exercisable for a period of four years at an exercise price of $1.10 per share of our common stock. If exercised, the 2013 Placement Warrants will provide us with gross proceeds of approximately $573,485.

During 2014, we issued 586,345 shares of common stock upon the exercise of certain options and warrants to purchase common stock.

Notes Receivable from Stockholder

In June 2014, an advisor/stockholder of our company exercised warrants to purchase 200,000 and 300,000 shares of common stock, granted at an exercise price of $1.02 and $1.00 per share, respectively, in exchange for 5% promissory notes totaling $504,000 due at the extended maturity date of June 30, 2017.